COMMON STOCK AND COMMON STOCK WARRANTS (Tables)	6 Months Ended
Jun. 30, 2024
COMMON STOCK AND COMMON STOCK WARRANTS
Summary of common stock and common stock warrants
	Number of	Average
	Shares	Exercise Price
Outstanding at December 31, 2022	-	-
Issued	-	-
Exercised	-	-
Expired or cancelled	-	—
Outstanding at December 31, 2023	-	-
Issued	960,000	2.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at June 30, 2024	960,000	2.00